Trade and Other Receivables - Summary of Trade and other receivables (Detail) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Trade and other receivables [Abstract]
Trade receivables - Non-related parties	$ 12,117	$ 16,197
Trade receivables - Related parties	0	9
Less: Allowance for impairment	(4,120)	(5,081)	$ (4,953)
Trade receivables - net	7,997	11,125	$ 10,812
Deposits	681	902
Prepayments	5,498	5,083
Other receivables	1,634	1,035
Trade and other receivables	15,810	18,145
Deposits	1,078	2,562
Prepayments	1,599	1,997
Trade and other non-current receivables	$ 2,677	$ 4,559